Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Other (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Interest rate	6.65%	6.65%
Notional amount	CAD 3,664	CAD 4,311
Property, plant, and equipment (Note 16)	6,578	CAD 6,824	CAD 7,173
Other | 5.9% Unsecured Commercial Loan Obligation due 2023
Disclosure of detailed information about borrowings [line items]
Interest rate		5.90%
Non-recourse | Secured by first rate ranking charge over subsidiaries
Disclosure of detailed information about borrowings [line items]
Notional amount	848	CAD 644
Non-recourse | Secured by equity interests of the issuer
Disclosure of detailed information about borrowings [line items]
Notional amount	174	201
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
Property, plant, and equipment (Note 16)	CAD 1,107	CAD 956